[Janus Capital Letterhead]

October 20, 2021

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS ASPEN SERIES (the “Registrant”)

1933 Act File No. 033-63212

1940 Act File No. 811-07736

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 91 and Amendment No. 93 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.

The Amendment is being filed for the purposes of establishing Janus Henderson Global Sustainable Equity Portfolio as a new series of the Registrant (the “Portfolio”), and to establish Institutional Shares and Service Shares as new share classes of the Portfolio.

The covers of the Prospectuses and the Statements of Additional Information for the Portfolio include the disclosure pursuant to Rule 481(b)(2) under the 1933 Act (“red herring” legend).

As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(2) of the 1933 Act, the Registrant has specified that the Amendment is to become effective 75 days after filing.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.

Assistant Secretary of the Registrant

Enclosures (via EDGAR only)

cc:	Abigail Murray, Esq.

Thea Kelley